Earnings (Loss) per Share (Details) (USD $)	1 Months Ended	12 Months Ended									109 Months Ended
	Dec. 31, 2005	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2014
Earnings Loss Per Share
Numerator - net loss available to common stockholders	$ (13,598)	$ (32,706)	$ (37,762)	$ (99,631)	$ (526,369)	$ 137,720	$ (516,827)	$ (496,794)	$ (1,372,674)	$ (4,099,012)	$ (7,057,653)
Denominator - weighted average number of common shares outstanding		34,548,368	34,548,368	32,010,663
Dilutive common stock equivalents - stock options
Denominator - weighted average number of fully diluted common shares outstanding		34,548,368	34,548,368	32,010,663
Basic loss per common share		$ 0.00	$ 0.00	$ 0.00
Diluted earnings (loss) per common share		$ 0.00	$ 0.00	$ 0.00